Stock Option Plan (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 07, 2013	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		5,669,000
Expiration period of options		10 years
Weighted average remaining contractual life		4 years
Options available for future grant		1,268,000	1,268,000
Stock-based compensation expense
Intrinsic value of options outstanding		$ 58	$ 445
Number of vested shares		470,000	500,000
Intrinsic value of options vested		$ 58	$ 445
Total intrinsic value of options exercised		$ 26
Stock Option Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized	3,500,000
Stock option plan, additional shares authorized	900,000